UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

          Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

______________________________________________________________________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

    X    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001541816

BX Pure Industrial Issuer Trust Canada
______________________________________________________________________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity: Not applicable

Central Index Key Number of underwriter: 0000315030

Richard Simpson, Citigroup Global Markets Inc., (212) 816-5343
______________________________________________________________________________________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

Not Applicable

Item 2.02 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter.

See Report of Independent Accountants on Applying Agreed-Upon Procedures, dated March 26, 2026, which was obtained by the underwriter, attached as Exhibit 99.1 to this Form ABS-15G.

Exhibits.

99.1       Report of Independent Accountants on Applying Agreed-Upon Procedures, dated March 26, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: March 26, 2026

Citigroup Global Markets Inc.

(Underwriter)

/s/ Richard Simpson

Name: Richard Simpson
Title: Authorized Signatory

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated March 26, 2026.